SCHEDULE OF FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 19,477		¥ 3,167,101	¥ 3,538,922	¥ 3,461,235
(Loss) profit for the year	519		84,294	49,225	231,602
Current assets	9,860			1,252,722		¥ 1,603,079
Total assets	20,395			3,674,064		3,316,174
Current liabilities	6,827			1,267,664		1,109,706
Total liabilities	12,939			2,892,775		2,103,617
Total equity	7,456	[1]		781,289	386,814	1,212,557	¥ 219,404
Sbi music circus co. [member]
IfrsStatementLineItems [Line Items]
Revenue	3,435		558,588	358,405
(Loss) profit for the year	432		¥ 70,196	34,909	¥ (2,653)
Current assets	1,937			99,282		315,002
Total assets	1,937			99,282		315,002
Current liabilities	1,146			57,026		186,385
Total liabilities	1,146			57,026		186,385
Total equity	$ 791			¥ 42,256		¥ 128,617

[1]	Less than JPY1,000 or US$1,000